Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of Income Tax Provision

The income tax provision consisted of the following:

Years Ended December 31,	2012	2011

Current:
Foreign	$(198,092)	$3,856,527
Federal	-	-
State	-	-

Deferred:
Foreign	(2,102,122)	(2,403,124)
Federal	-	-
State	-	-

Provision for income taxes	$(2,300,214)	$1,453,403

Schedule of Deferred Tax Asset

Significant components that give rise to deferred tax as of December 31, 2012 and 2011 were as follows:

December 31,	2012	2011

Current:
Accrued liabilities	$2,877,333	$394,977
Inventory provision	191,470	-
Non-current:
Depreciation on property, plant and equipment	70,442	77,347
Net operating loss carry-forward	3,188,687	2,500,246

Total deferred income taxes	6,327,932	2,972,570
Less: valuation allowance	-	-

Net deferred income taxes	$6,327,932	$2,972,570

Schedule of Effective Income Tax Rate Reconciliation

The difference between the effective income tax rate and the expected federal statutory rate was as follows:

Years Ended December 31,	2012	2011

Statutory rate	34.0%	34.0%
Income tax rate reduction	(9.0)%	(9.0)%
Permanent differences	-%	-%
Valuation allowance	-%	-%
Impairment of goodwill	(20.0)%	(31.8)%
Warrant liability	-%	-%
Other	1.9%	(2.8)%

Effective income tax rate	6.9%	(9.6)%